SHORT-TERM BORROWINGS - Additional Information (Details) $ in Millions	1 Months Ended			12 Months Ended
	Apr. 30, 2019 USD ($)	Mar. 31, 2019 USD ($)	Jun. 30, 2016 HKD ($) shares	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Jun. 30, 2016 USD ($)	Jun. 30, 2016 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)
SHORT-TERM BORROWINGS
Long-term borrowings due within one year				$ 4,542,584				¥ 31,624,560		¥ 31,624,560
Initial deposit for joint venture arrangement	$ 5,000,000			5,010,342	¥ 34,881,000	¥ 0	¥ 0
Interest payable				771,630				5,371,931		15,298,961
Joint venture to manufacture, market, distribute and sell electric cars
SHORT-TERM BORROWINGS
Initial deposit for joint venture arrangement | $		$ 5,000,000
Maximum | Joint venture to manufacture, market, distribute and sell electric cars
SHORT-TERM BORROWINGS
Committed capital investment in joint venture | $		$ 600,000,000
L&A International Holding Limited
SHORT-TERM BORROWINGS
Line of credit annual interest rate			2.00%								2.00%	2.00%
Share received related to payment of service fee | shares			769,481,940
Conversion ratio basis			One-to-five stock split
Line of credit amount			$ 92.3						$ 13,000,000	¥ 88,000,000
Line of credit , duration			24 months
Amount of shares pledged | shares			417,440,000
Entrusted Bank Borrowing Agreement
SHORT-TERM BORROWINGS
Line of credit annual interest rate									12.00%	12.00%
Bank borrowing amount													$ 4,600,000	¥ 31,600,000
Long-term borrowings due within one year							¥ 43,000,000		$ 6,000,000
Interest payable				$ 1,600,000				¥ 11,400,000			$ 800,000	¥ 5,400,000